Invested Assets and Investment Income (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Schedule of Carrying Values and Fair Values of Invested Assets
(a) Carrying values and fair values of invested assets

As at December 31, 2022	FVTPL (1)	AFS (2)	Other (3)	Total carrying value (4)	Total fair value (5)
Cash and short-term securities (6)	$1,933	$10,926	$6,294	$19,153	$19,153
Debt securities (3),(7),(8)
Canadian government and agency	14,798	6,468	–	21,266	21,266
U.S. government and agency	9,440	14,384	912	24,736	24,494
Other government and agency	22,986	3,487	–	26,473	26,473
Corporate	120,897	7,745	499	129,141	128,972
Mortgage/asset-backed securities	2,152	136	–	2,288	2,288
Public equities (9)	21,989	1,530	–	23,519	23,519
Mortgages	–	–	54,638	54,638	51,429
Private placements (8)	–	–	47,057	47,057	41,968
Policy loans	–	–	6,894	6,894	6,894
Loans to Bank clients	–	–	2,781	2,781	2,760
Real estate
Own use property (10)	–	–	1,878	1,878	3,033
Investment property	–	–	11,394	11,394	11,394
Other invested assets
Alternative long-duration assets (11)	26,348	79	12,012	38,439	39,225
Various other (12)	131	–	4,213	4,344	4,344
Total invested assets	$220,674	$44,755	$148,572	$414,001	$407,212

As at December 31, 2021	FVTPL (1)	AFS (2)	Other (3)	Total carrying value (4)	Total fair value (5)
Cash and short-term securities (6)	$2,214	$14,339	$6,041	$22,594	$22,594
Debt securities (7),(8)
Canadian government and agency	18,706	3,964	–	22,670	22,670
U.S. government and agency	12,607	18,792	852	32,251	32,254
Other government and agency	21,888	2,871	–	24,759	24,759
Corporate	133,763	7,332	468	141,563	141,560
Mortgage/asset-backed securities	2,758	138	–	2,896	2,896
Public equities (9)	25,716	2,351	–	28,067	28,067
Mortgages	–	–	52,014	52,014	54,089
Private placements (8)	–	–	42,842	42,842	47,276
Policy loans	–	–	6,397	6,397	6,397
Loans to Bank clients	–	–	2,506	2,506	2,503
Real estate
Own use property (10)	–	–	1,812	1,812	3,024
Investment property	–	–	11,421	11,421	11,421
Other invested assets
Alternative long-duration assets (11)	21,022	89	10,093	31,204	31,863
Various other (12)	135	–	3,967	4,102	4,102
Total invested assets	$238,809	$49,876	$138,413	$427,098	$435,475

Schedule of Other Invested Assets Include Investments in Associates and Joint Ventures Accounted Using Equity Method
(b) Equity method accounted invested assets
Other invested assets include i
n
vestments in associates and joint ventures which are accounted for using the equity method of accounting as presented in the following table.

	2022		2021
As at December 31,	Carrying value	% of total	Carrying value	% of total
Leveraged leases	$3,840	37	$3,457	40
Timber and agriculture	822	8	808	9
Real estate	1,845	18	1,528	17
Other	3,785	37	3,025	34
Total	$10,292	100	$8,818	100
The Company’s share of profit and dividends from these investments for the year ended December 31, 2022 were $851 and $nil, respectively (2021 – $1,300 and $2).

Schedule of Investment Income
(c) Investment income

For the year ended December 31, 2022	FVTPL	AFS	Other (1)	Total
Cash and short-term securities
Interest income	$40	$272	$–	$312
Gains (losses) (2)	26	85	–	111
Debt securities
Interest income	6,221	738	66	7,025
Gains (losses) (2)	(32,732)	(549)	–	(33,281)
Recovery (impairment loss), net	(11)	–	–	(11)
Public equities
Dividend income	500	45	–	545
Gains (losses) (2)	(3,819)	201	–	(3,618)
Impairment loss, net	–	(14)	–	(14)
Mortgages
Interest income	–	–	1,913	1,913
Gains (losses) (2)	–	–	57	57
Provision, net	–	–	1	1
Private placements
Interest income	–	–	2,021	2,021
Gains (losses) (2)	–	–	335	335
Impairment loss, net	–	–	(4)	(4)
Policy loans	–	–	385	385
Loans to Bank clients
Interest income	–	–	138	138
Provision, net	–	–	(4)	(4)
Real estate
Rental income, net of depreciation (3)	–	–	452	452
Gains (losses) (2)	–	–	(478)	(478)
Impairment loss, net	–	–	–	–
Derivatives
Interest income, net	494	–	(24)	470
Gains (losses) (2)	(10,628)	–	(9)	(10,637)
Other invested assets
Interest income	–	–	26	26
Oil and gas, timber, agriculture and other income	–	–	2,846	2,846
Gains (losses) (2)	1,172	13	474	1,659
Impairment loss, net	–	(119)	–	(119)
Total investment income	$(38,737)	$672	$8,195	$(29,870)
Investment income
Interest income	$6,755	$1,010	$4,525	$12,290
Dividend, rental and other income	500	45	3,298	3,843
Impairments, provisions and recoveries, net	(11)	(133)	(7)	(151)
Other	(794)	(216)	235	(775)
	6,450	706	8,051	15,207
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities and on the macro hedge program
Debt securities	(32,599)	(76)	–	(32,675)
Public equities	(3,626)	24	–	(3,602)
Mortgages	–	–	58	58
Private placements	–	–	336	336
Real estate	–	–	(471)	(471)
Other invested assets	1,572	18	230	1,820
Derivatives, including macro hedge program	(10,534)	–	(9)	(10,543)
	(45,187)	(34)	144	(45,077)
Total investment income	$(38,737)	$672	$8,195	$(29,870)

For the year ended December 31, 2021	FVTPL	AFS	Other (1)	Total
Cash and short-term securities
Interest income	$12	$84	$–	$96
Gains (losses) (2)	85	(22)	–	63
Debt securities
Interest income	5,645	576	9	6,230
Gains (losses) (2)	(5,600)	(266)	–	(5,866)
Impairment loss, net	28	1	–	29
Public equities
Dividend income	670	61	–	731
Gains (losses) (2)	3,221	250	–	3,471
Impairment loss, net	–	(3)	–	(3)
Mortgages
Interest income	–	–	1,709	1,709
Gains (losses) (2)	–	–	133	133
Provision, net	–	–	1	1
Private placements
Interest income	–	–	1,931	1,931
Gains (losses) (2)	–	–	270	270
Impairment loss, net	–	–	45	45
Policy loans	–	–	366	366
Loans to Bank clients
Interest income	–	–	77	77
Provision, net	–	–	(2)	(2)
Real estate
Rental income, net of depreciation (3)	–	–	453	453
Gains (losses) (2)	–	–	677	677
Derivatives
Interest income, net	1,085	–	(35)	1,050
Gains (losses) (2)	(5,925)	–	(14)	(5,939)
Other invested assets
Interest income	–	–	57	57
Oil and gas, timber, agriculture and other income	–	–	2,996	2,996
Gains (losses) (2)	2,554	23	527	3,104
Impairment loss, net	–	–	(55)	(55)
Total investment income	$1,775	$704	$9,145	$11,624
Investment income
Interest income	$6,742	$661	$4,114	$11,517
Dividend, rental and other income	670	61	3,449	4,180
Impairments, provisions and recoveries, net	28	(2)	(11)	15
Other	(76)	(66)	57	(85)
	7,364	654	7,609	15,627
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities and on the macro hedge program
Debt securities	(5,605)	20	–	(5,585)
Public equities	3,187	33	–	3,220
Mortgages	–	–	133	133
Private placements	–	–	270	270
Real estate	–	–	696	696
Other invested assets	2,628	(3)	451	3,076
Derivatives, including macro hedge program	(5,799)	–	(14)	(5,813)
	(5,589)	50	1,536	(4,003)
Total investment income	$1,775	$704	$9,145	$11,624

(1)
Primarily includes investment income on loans carried at amortized cost, own use real estate properties, investment properties, derivative and hedging instruments in cash flow hedging relationships, equity method accounted investments, oil and gas investments, and leveraged leases.

(2)
Includes net realized and unrealized gains (losses) for financial instruments at FVTPL, investment properties, and other invested assets measured at fair value. Also includes net realized gains (losses) for financial instruments at AFS and other invested assets carried at amortized cost.

(3)	Rental income from investment properties is net of direct operating expenses.

Summary of Total Investment Expenses
The following table presents total investment
expenses.

For the years ended December 31,	2022	2021

Related to invested assets	$718	$633
Related to segregated, mutual and other funds	1,145	1,347
Total investment expenses	$1,863	$1,980

Summary of Rental Income and Direct Operating Expenses of Investment Properties
The following table presents the rental income and direct operating expenses of investment properties.

For the years ended December 31,	2022	2021
Rental income from investment properties	$825	$837
Direct operating expenses of rental investment properties	(458)	(464)
Total	$367	$373

Summary of Securitized Assets and Secured Borrowing Liabilities
Securitized assets and secured borrowing liabilities

As at December 31, 2022	Securitized assets
Securitization program	Securitized mortgages	Restricted cash and short-term securities	Total	Secured borrowing liabilities (2)
HELOC securitization (1)	$2,880	$44	$2,924	$2,750
CMB securitization	2,318	–	2,318	2,273
Total	$5,198	$44	$5,242	$5,023

As at December 31, 2021	Securitized assets
Securitization program	Securitized mortgages	Restricted cash and short-term securities	Total	Secured borrowing liabilities (2)
HELOC securitization (1)	$2,618	$1	$2,619	$2,500
CMB securitization	2,075	–	2,075	2,098
Total	$4,693	$1	$4,694	$4,598

(1)
Manulife Bank, a subsidiary, securitizes a portion of its HELOC receivables through Platinum Canadian Mortgage Trust II (“PCMT II”). PCMT II funds the purchase of the co-ownership
interests from Manulife Bank by issuing term notes collateralized by an underlying pool of uninsured HELOCs to institutional investors. The restricted cash balance for the HELOC securitization reflects a cash reserve fund established in relation to the transactions. The reserve will be drawn upon only in the event of insufficient cash flows from the underlying HELOCs to satisfy the secured borrowing liability.

(2)
The PCMT II notes payable have floating rates of interest and are secured by the PCMT II assets. Under the terms of the agreements, no principal is expected to be repaid within one year, $1,209 within
1-3
years, $1,049 within
3-5
years and $492 beyond 5 years. There is no specific maturity date for the contractual agreements. Under the terms of the notes, additional collateral must be provided to the series as added credit protection and the Series Purchase Agreements govern the amount of over-collateralization for each of the term notes outstanding. Manulife Bank also securitizes insured amortizing mortgages under the National Housing Act Mortgage-Backed Securities (“NHA MBS”) program sponsored by CMHC. Manulife Bank participates in CMB programs by selling NHA MBS securities to Canada Housing Trust (“CHT”), as a source of fixed rate funding.

Summary of Invested Assets and Segregated Funds Net Assets, Measured at Fair Value
The following table presents the fair values of invested assets and segregated funds net assets measured at fair value categorized by the fair value hierarchy.

As at December 31, 2022	Total fair value	Level 1	Level 2	Level 3
Cash and short-term securities
FVTPL	$1,933	$–	$1,933	$–
AFS	10,926	–	10,926	–
Other	6,294	6,294	–	–
Debt securities
FVTPL
Canadian government and agency	14,798	–	14,798	–
U.S. government and agency	9,440	–	9,440	–
Other government and agency	22,986	–	22,986	–
Corporate	120,897	–	120,865	32
Residential mortgage-backed securities	7	–	7	–
Commercial mortgage-backed securities	570	–	570	–
Other asset-backed securities	1,575	–	1,549	26
AFS
Canadian government and agency	6,468	–	6,468	–
U.S. government and agency	14,384	–	14,384	–
Other government and agency	3,487	–	3,478	9
Corporate	7,745	–	7,745	–
Residential mortgage-backed securities	1	–	1	–
Commercial mortgage-backed securities	24	–	24	–
Other asset-backed securities	111	–	111	–
Public equities
FVTPL	21,989	21,918	–	71
AFS	1,530	1,530	–	–
Real estate – investment property (1)	11,394	–	–	11,394
Other invested assets (2)	30,256	26	–	30,230
Segregated funds net assets (3)	348,562	314,436	30,141	3,985
Total	$635,377	$344,204	$245,426	$45,747

As at December 31, 2021	Total fair value	Level 1	Level 2	Level 3
Cash and short-term securities
FVTPL	$2,214	$–	$2,214	$–
AFS	14,339	–	14,339	–
Other	6,041	6,041	–	–
Debt securities
FVTPL
Canadian government and agency	18,706	–	18,706	–
U.S. government and agency	12,607	–	12,607	–
Other government and agency	21,888	–	21,888	–
Corporate	133,763	–	133,723	40
Residential mortgage-backed securities	8	–	8	–
Commercial mortgage-backed securities	1,103	–	1,103	–
Other asset-backed securities	1,647	–	1,619	28
AFS
Canadian government and agency	3,964	–	3,964	–
U.S. government and agency	18,792	–	18,792	–
Other government and agency	2,871	–	2,871	–
Corporate	7,332	–	7,331	1
Residential mortgage-backed securities	1	–	1	–
Commercial mortgage-backed securities	79	–	79	–
Other asset-backed securities	58	–	58	–
Public equities
FVTPL	25,716	25,716	–	–
AFS	2,351	2,349	2	–
Real estate – investment property (1)	11,421	–	–	11,421
Other invested assets (2)	24,300	257	–	24,043
Segregated funds net assets (3)	399,788	361,447	34,060	4,281
Total	$708,989	$395,810	$273,365	$39,814
(1)
For investment properties, the significant unobservable inputs are capitalization rates (ranging from 2.25% to 9.00% during the year and ranging from 2.25% to 9.00% during 2021), terminal capitalization rates (ranging from 3.25% to 9.50% during the year and ranging from 3.25% to 9.25% during 2021) and discount rates (ranging from 3.30% to 11.00% during the year and ranging from 3.80% to 10.50% during 2021). Holding other factors constant, a higher capitalization, terminal capitalization, and/or discount rate will decrease the fair value of an investment property; while decreases in these rates would have the opposite effect. Changes in fair value based on variations in unobservable inputs generally cannot be extrapolated because the relationship between the directional changes of each input is not usually linear.

(2)
Other invested assets measured at fair value are held primarily in infrastructure and timber sectors. The significant inputs used in the valuation of the Company’s infrastructure investments are primarily future distributable cash flows, terminal values and discount rates. Holding other factors constant, an increase to future distributable cash flows or terminal values would tend to increase the fair value of an infrastructure investment, while an increase in the discount rate would have the opposite effect. Discount rates during the year ranged from 7.15% to 15.6% (2021 – ranged from 7.25% to 20.0%). Disclosure of distributable cash flow and terminal value ranges are not meaningful given the disparity in estimates by project. The significant inputs used in the valuation of the Company’s investments in timberland are timber prices and discount rates. Holding other factors constant, an increase to timber prices would tend to increase the fair value of a timberland investment, while an increase in the discount rates would have the opposite effect. Discount rates during the year ranged from 4.25% to 7.0% (2021 – ranged from 4.5% to 7.0%). A range of prices for timber is not meaningful as the market price depends on factors such as property location and proximity to markets and export yards.

(3)	Segregated funds net assets are measured at fair value. The Company’s Level 3 segregated funds assets are predominantly in investment properties and timberland properties valued as described above.

Summary of Fair Values and the Fair Value Hierarchy
The following table presents fair value of invested assets not measured at fair value by the fair value hierarchy.

As at December 31, 2022	Carrying value	Total fair value	Level 1	Level 2	Level 3
Mortgages (1)	$54,638	$51,429	$–	$–	$51,429
Private placements (2)	47,057	41,968	–	34,110	7,858
Policy loans (3)	6,894	6,894	–	6,894	–
Loans to Bank clients (4)	2,781	2,760	–	2,760	–
Real estate – own use property (5)	1,878	3,033	–	–	3,033
Public Bonds HTM	1,411	1,000	–	1,000	–
Other invested assets (6)	12,527	13,313	72	–	13,241
Total invested assets disclosed at fair value	$127,186	$120,397	$72	$44,764	$75,561

As at December 31, 2021	Carrying value	Total fair value	Level 1	Level 2	Level 3
Mortgages (1)	$52,014	$54,089	$–	$–	$54,089
Private placements (2)	42,842	47,276	–	42,110	5,166
Policy loans (3)	6,397	6,397	–	6,397	–
Loans to Bank clients (4)	2,506	2,503	–	2,503	–
Real estate – own use property (5)	1,812	3,024	–	–	3,024
Public Bonds HTM	1,320	1,320	–	1,320	–
Other invested assets (6)	11,006	11,665	120	–	11,545
Total invested assets disclosed at fair value	$117,897	$126,274	$120	$52,330	$73,824

(1)
Fair value of commercial mortgages is determined through an internal valuation methodology using both observable and unobservable inputs. Unobservable inputs include credit assumptions and liquidity spread adjustments. Fair value of fixed-rate residential mortgages is determined using the discounted cash flow method. Inputs used for valuation are primarily comprised of prevailing interest rates and prepayment rates, if applicable. Fair value of variable-rate residential mortgages is assumed to be their carrying value.

(2)
Fair value of private placements is determined through an internal valuation methodology using both observable and unobservable inputs. Unobservable inputs include credit assumptions and liquidity spread adjustments. Private placements are classified within Level 2 unless the liquidity adjustment constitutes a significant price impact, in which case the securities are classified as Level 3.

(3)	Fair value of policy loans is equal to their unpaid principal balances.
(4)
Fair value of fixed-rate loans to Bank clients is determined using the discounted cash flow method. Inputs used for valuation are primarily comprised of current interest rates. Fair value of variable-rate loans is assumed to be their carrying value.

(5)	Fair value of own use real estate and the fair value hierarchy are determined in accordance with the methodologies described for investment property in note 1.
(6)
Primarily include leveraged leases, oil and gas properties (disposed of during 2021) and equity method accounted other invested assets. Fair value of leveraged leases is disclosed at their carrying values as fair value is not routinely calculated on these investments. Fair value for oil and gas properties is determined using external appraisals based on discounted cash flow methodology. Inputs used in valuation are primarily comprised of forecasted price curves, planned production, as well as capital expenditures, and operating costs. Fair value of equity method accounted other invested assets is determined using a variety of valuation techniques including discounted cash flows and market comparable approaches. Inputs vary based on the specific investment.

Summary of Invested Assets and Segregated Funds Net Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3)
The follo
w
ing table presents a roll forward for invested assets, net derivatives and segregated funds net assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2022 and 2021.

For the year ended December 31, 2022	Balance, January 1, 2022	Total gains (losses) included in net income (1)	Total gains (losses) included in AOCI (2)	Purchases	Sales	Settlements	Transfer in (3)	Transfer out (3)	Currency movement	Balance, December 31, 2022	Change in unrealized gains (losses) on assets still held
Debt securities
FVTPL
Corporate	$40	$(1)	$–	$27	$–	$(1)	$6	$(40)	$1	$32	$(1)
Other securitized assets	28	2	–	–	–	(4)	–	–	–	26	2
AFS
Other government & agency	–	–	–	–	–	–	10	–	(1)	9	–
Corporate	1	–	–	–	–	–	–	(1)	–	–	–
Public equities
FVTPL	–	(6)	–	69	(84)	–	87	–	5	71	(15)
AFS	–	(1)	1	–	–	–	–	–	–	–	–
Investment property	11,421	(443)	–	312	(237)	–	15	–	326	11,394	(446)
Other invested assets	24,043	1,922	7	4,934	(666)	(1,474)	248	–	1,216	30,230	2,046
Total invested assets	35,533	1,473	8	5,342	(987)	(1,479)	366	(41)	1,547	41,762	1,586
Derivatives, net	2,101	(5,413)	(7)	(109)	–	775	–	(356)	(163)	(3,172)	(3,511)
Segregated funds net assets	4,281	475	–	246	(1,113)	(46)	–	(1)	143	3,985	79
Total	$41,915	$(3,465)	$1	$5,479	$(2,100)	$(750)	$366	$(398)	$1,527	$42,575	$(1,846)

For the year ended December 31, 2021	Balance, January 1, 2021	Total gains (losses) included in net income (1)	Total gains (losses) included in AOCI (2)	Purchases	Sales	Settlements	Transfer in (3)	Transfer out (3)	Currency movement	Balance, December 31, 2021	Change in unrealized gains (losses) on assets still held
Debt securities
FVTPL
Corporate	$510	$11	$–	$11	$(93)	$–	$11	$(409)	$(1)	$40	$(8)
Other securitized assets	45	3	–	–	(9)	(39)	28	–	–	28	(4)
AFS
Corporate	3	1	–	–	(3)	–	–	–	–	1	–
Public equities
FVTPL	–	–	–	62	(62)	–	–	–	–	–	–
Investment property	10,982	702	–	186	(376)	–	–	–	(73)	11,421	626
Other invested assets	19,049	2,731	2	5,058	(1,131)	(1,453)	5	–	(218)	24,043	2,569
Total invested assets	30,589	3,448	2	5,317	(1,674)	(1,492)	44	(409)	(292)	35,533	3,183
Derivatives, net	3,443	(897)	–	14	–	(182)	–	(309)	32	2,101	(547)
Segregated funds net assets	4,202	350	–	68	(303)	(28)	–	–	(8)	4,281	116
Total	$38,234	$2,901	$2	$5,399	$(1,977)	$(1,702)	$44	$(718)	$(268)	$41,915	$2,752

(1)
These amounts are included in net investment income on the Consolidated Statements of Income except for the amount related to segregated funds net assets, where the amount is recorded in changes in segregated funds net assets, refer to notes 1(h) and 23.

(2)	These amounts are included in AOCI on the Consolidated Statements of Financial Position.
(3)
The Company uses fair values of the assets at the beginning of the year for assets transferred into and out of Level 3 except for derivatives, where the Company uses fair value at the end of the year and at the beginning of the year, respectively.